Leases - Lease term and discount rates information (Details) - Hman Group holdings Inc and subsidiaries	Mar. 27, 2021	Dec. 26, 2020	Dec. 28, 2019
Lessee, Lease, Description [Line Items]
Operating Lease Weighted average remaining lease term	7 years 1 month 24 days	7 years 2 months 9 days	7 years 10 months 17 days
Operating Lease Weighted average discount rate	8.70%	8.28%	7.81%
Finance lease Weighted average remaining lease term	2 years 5 months 9 days	2 years 7 months 10 days	3 years 5 months 16 days
Finance lease Weighted average discount rate	7.14%	7.14%	6.49%